EARNINGS (LOSS) PER SHARE (Details - Per share info) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings Per Share [Abstract]
Net loss attributable to common stockholders (basic)	$ (49,204)	$ (331,433)	$ (775,217)	$ (818,211)